Interest Expense, Net - Summary of Interest Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Income	$ 18	$ 12	$ 18
Expense	(40)	(30)	(23)
Total	$ (22)	$ (18)	$ (5)